Costs and expenses by nature (Details 2) - General And Administrative Expenses [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Employee compensation	$ (1,036)	$ (865)	$ (834)
Materials, third-party services, rent and other related costs	(435)	(362)	(256)
Depreciation, depletion and amortization	(123)	(105)	(86)
Total	$ (1,594)	$ (1,332)	$ (1,176)